Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Financial Assets Delivered as Guarantee
11.	FINANCIAL ASSETS DELIVERED AS GUARANTEE
The composition of financial assets delivered as guarantee as of December 31, 2023 and 2022 is as follows:

Composition	Carrying amount
	12/31/2023	12/31/2022
For transactions with the BCRA	68,117,546	77,305,535
For guarantee deposits	34,326,813	18,048,350
For repurchase agreements	30,446,725

Total	132,891,084	95,353,885

The Bank’s Management considers there shall be no losses due to the restrictions on the above listed financial assets.